Notes to the consolidated balance sheet Shareholders' Equity - Share warrants plans (Details) - BSA share warrants - € / shares		6 Months Ended
	May 25, 2023	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Notes to the consolidated balance sheet
Exercise price per share	€ 2.51
Directors
Notes to the consolidated balance sheet
Subscription price per share							€ 0.534
Service Providers
Notes to the consolidated balance sheet
Subscription price per share						€ 0.48
David Nikodem
Notes to the consolidated balance sheet
Subscription price per share		€ 0.21	€ 2.45	€ 0.29	€ 0.18
Exercise price per share		€ 2.51